Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease expense	$ 325,072	$ 421,585	$ 283,168
Amortization expense of ROU asset	191,417	306,824
Interest expense	20,320	35,154
Amortization expense	171,097	271,185	$ 121,778
Short-term lease expense	133,655	114,761
Operating eases amounted paid	$ 296,343	$ 294,115